General and administrative expenses	12 Months Ended
Dec. 31, 2021
General and administrative expenses [Abstract]
General and administrative expenses
19.	General and administrative expenses

The details of our general and administrative expenses by type are as follows:

For the years ended December 31	2021	2020
Share based payments	$(9,875,359)	$284,434
Professional fees	(6,566,979)	(1,486,218)
Salary and benefits	(4,046,261)	(817,696)
General, office and other	(3,605,343)	(346,562)
Insurance expense	(2,645,423)	(673,974)
Investor relations and regulatory	(2,831,781)	(148,980)
Sales tax expense	(10,693,703)	(1,945,419)
Total general and administrative expense	$(40,264,849)	$(5,134,415)

The presentation of the comparative figures reflects reclassification of the sales tax expense in a separate line item.